UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI NEW YORK TAX FREE RESERVES

FORM N-Q

NOVEMBER 30, 2004

CITI NEW YORK TAX FREE RESERVES

Schedules of Investments (unaudited)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Annual & Semi-Annual Tender Revenue Bonds & Notes (Puts) (a) - 12.5%
$10,000,000	Metropolitan Transit Authority, NY, 1.70% due 2/9/05	$10,000,000
11,435,000	New York State Dormitory Authority Revenue, 1.60% due 6/8/05	11,435,000
	New York State Energy, Research & Development:
39,900,000	1.20% due 12/1/04	39,900,000
22,075,000	1.08% due 3/15/05	22,079,969
22,400,000	New York State Environmental Quality, 1.75% due 8/3/05	22,400,000
25,000,000	New York State Thruway Authority, 1.15% due 12/8/04	25,000,000

		130,814,969

Bond, Revenue, Tax & Revenue Anticipation Notes & General Obligation Bonds & Notes - 9.9%
15,000,000	Buffalo, NY, Fiscal Stability Authority, BAN’s, 3.00% due 5/16/05	15,103,203
27,025,000	Chenango, NY, Central School District, BANs, 3.00% due 6/24/05	27,211,391
3,000,000	Farmingdale, NY, Free School District, TANs, 3.00% due 6/29/05	3,024,974
2,000,000	Huntington, NY, Union Free School District, TANs, 3.00% due 6/29/05	2,017,169
3,000,000	North Hempstead, NY, Series A, G.O., 2.00% due 2/3/05	3,004,612
5,950,000	North Syracuse, NY, Central School District, RANs, 3.00% due 6/24/05	5,991,037
14,500,000	Northport East, NY, Union Free School District, TANs, 3.00% due 6/30/05	14,630,099
12,900,000	Oceanside, NY, Union Free School District, TANs, 3.00% due 6/23/05	12,999,336
12,000,000	Rochester NY, Series I, G.O,. 2.00% due 3/3/05	12,006,182
2,000,000	Suffolk County, NY, Southwest Sewer District, G.O., 6.00% due 2/1/05	2,016,833
6,417,750	Tompkins County, NY, BANs, 1.75% due 3/11/05	6,430,797

		104,435,633

Variable Rate Demand Notes (a) - 74.8%
	ABN-AMRO Munitops Certificates Trust:
21,402,000	1999-3, 1.68% due 12/8/04	21,402,000
7,561,000	1999-13, 1.66% due 12/8/04	7,561,000
27,565,000	2000-7, 1.66% due 12/8/04	27,565,000
3,030,000	2000-19, 1.68% due 12/8/04	3,030,000
500,000	Babylon, NY, Industrial Development Agency, AMT, 1.80% due 12/8/04	500,000
4,500,000	Capital District Regional Off Track Betting, 1.66% due 12/9/04	4,500,000
5,050,000	Hempstead, NY, Industrial Development Agency Revenue, AMT, 1.69% due 12/8/04	5,050,000
8,850,000	Jay Street, NY, Development Corp., 1.63% due 12/3/04	8,850,000
	Long Island Power Authority, NY:
20,000,000	Sub-Series 7A, 1.58% due 12/8/04	20,000,000
1,400,000	Sub-Series 7B, 1.63% due 12/8/04	1,400,000
	Metropolitan Transit Authority, NY:
9,090,000	1.62% due 12/9/04	9,090,000
6,885,000	1.69% due 12/9/04	6,885,000
14,000,000	1.70% due 12/9/04	14,000,000

See Notes to Schedule of Investments.

CITI NEW YORK TAX FREE RESERVES

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Variable Rate Demand Notes (a) - 74.8% (continued)
$10,000,000	Series D-2, 1.62% due 12/9/04	$10,000,000
10,000,000	Sub-Series A-3, 1.62% due 12/9/04	10,000,000
10,500,000	Municipal Securities Trust Certificates, 1.67% due 12/8/04	10,500,000
	Nassau County Interim Finance Authority, NY:
9,840,000	Series A, 1.65% due 12/8/04	9,840,000
4,675,000	Series B, 1.60% due 12/8/04	4,675,000
27,000,000	New York City Industrial Development, 1 Bryant Park, 1.70% due 12/3/04	27,000,000
	New York City, NY:
9,010,000	1.64% due 12/8/04	9,010,000
	Housing Development:
37,795,000	90 Washington St., 1.65% due 12/8/04	37,795,000
	AMT:
4,000,000	92nd & First, 1.68% due 12/8/04	4,000,000
10,000,000	First Ave, 1.66% due 12/8/04	10,000,000
10,500,000	Upper A, 1.69% due 12/8/04	10,500,000
5,000,000	West 48th St., 1.67% due 12/8/04	5,000,000
20,000,000	Atlantic Courts Apts., AMT, due 1.67% 12/8/04	20,000,000
10,000,000	Brittany, AMT, 1.67% due 12/8/04	10,000,000
1,900,000	Columbus Apts., 1.63% due 12/8/04	1,900,000
500,000	Columbus Green, 1.63% due 12/8/04	500,000
4,000,000	Tribeca Tower, AMT, 1.65% due 12/8/04	4,000,000
6,850,000	Industrial Development, Agency, 1.66% due 12/3/04	6,850,000
	Municipal Water Authority:
9,500,000	1.63% due 12/9/04	9,500,000
10,660,000	1.69% due 12/9/04	10,660,000
11,200,000	Series F1, 1.67% due 12/3/04	11,200,000
11,330,000	Series F2, 1.66% due 12/8/04	11,330,000
4,995,000	Series 1942, 1.69% due 12/9/04	4,995,000
7,175,000	Series SGB 35, 1.69% due 12/9/04	7,175,000
2,000,000	Series SGB 36, 1.69% due 12/9/04	2,000,000
7,300,000	Solid Waste Faculty Revenue, 1.68% due 12/9/04	7,300,000
	Transitional Finance Authority Revenue:
3,000,000	1.66% due 12/3/04	3,000,000
8,570,000	1.69% due 12/9/04	8,570,000
5,000,000	New York State Dormitory Authority Lease, 1.69% due 12/9/04	5,000,000
	New York State Dormitory Authority Revenue:
8,405,000	1.63% due 12/8/04	8,405,000
2,000,000	1.69% due 12/8/04	2,000,000
3,900,000	1.70% due 12/8/04	3,900,000

See Notes to Schedule of Investments.

CITI NEW YORK TAX FREE RESERVES

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Variable Rate Demand Notes (a) - 74.8% (continued)
$10,000,000	1.71% due 12/8/04	$10,000,000
30,000,000	1.66% due 12/9/04	30,000,000
5,800,000	Sub-Series D 2C, 1.60% due 12/9/04	5,800,000
15,000,000	Sub-Series D 2G, 1.62% due 12/9/04	15,000,000
8,000,000	New York State Environmental Facilities Corp, AMT, 1.67% due 12/8/04	8,000,000
	New York State Housing Finance Agency Revenue:
4,700,000	1.62% due 12/8/04	4,700,000
10,000,000	1.66% due 12/8/04	10,000,000
	AMT:
2,600,000	1.65% due 12/8/04	2,600,000
36,000,000	1.68% due 12/8/04	36,000,000
9,000,000	240 E. 39th Street, 1.66% due 12/8/04	9,000,000
4,000,000	350 W. 43rd Street, 1.66% due 12/8/04	4,000,000
13,400,000	750 6th Avenue, 1.69% due 12/8/04	13,400,000
27,800,000	E. 39th Street, 1.69% due 12/8/04	27,800,000
6,000,000	New York State Housing Finance Agency Service, 1.66% due 12/8/04	6,000,000
	New York State Local Government Assistance Corp.:
10,000,000	Series 3V, 1.63% due 12/8/04	10,000,000
11,965,000	Series A, 1.63% due 12/8/04	11,965,000
10,000,000	Series A - 5V, 1.64% due 12/8/04	10,000,000
12,000,000	Series A - 6V, 1.64% due 12/8/04	12,000,000
4,430,000	Series B, 1.64% due 12/8/04	4,430,000
11,495,000	New York State Thruway Authority, 1.69% due 12/9/04	11,495,000
3,170,000	New York State Urban Development Corp., 1.71% due 12/8/04	3,170,000
	Puerto Rico Commonwealth:
11,095,000	PA 943, 1.67% due 12/9/04	11,095,000
14,000,000	PA 944, 1.67% due 12/9/04	14,000,000
2,000,000	Puerto Rico Commonwealth Government Development, 1.58% due 12/8/04	2,000,000
	Puerto Rico Commonwealth Highway Transportation:
800,000	1.63% due 12/8/04	800,000
7,760,000	1.67% due 12/9/04	7,760,000
7,015,000	1.68% due 12/9/04	7,015,000
4,000,000	Puerto Rico Commonwealth Infrastructure, 1.67% due 12/9/04	4,000,000
	Puerto Rico Electric Power Authority:
6,995,000	1.68% due 12/9/04	6,995,000
6,000,000	Series SGA 43, 1.67% due 12/8/04	6,000,000
4,000,000	Series SGA 44, 1.67% due 12/8/04	4,000,000
4,400,000	Rockland County, NY, Industrial Development Agency, AMT, 1.85% due 12/9/04	4,400,000
	Suffolk County, NY, Industrial Development Agency, AMT:
	Spellman/Merrill Lynch Reatly:
3,320,000	Series A, 1.85% due 12/9/04	3,320,000
1,685,000	Series B, 1.85% due 12/9/04	1,685,000

See Notes to Schedule of Investments.

CITI NEW YORK TAX FREE RESERVES

Schedules of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
Variable Rate Demand Notes (a) - 74.8% (continued)
	Triborough Bridge and Tunnel Authority, NY:
$25,900,000	1.66% due 12/9/04	$25,900,000
11,540,000	1.69% due 12/9/04	11,540,000
5,475,000	University of Puerto Rico, University Revenue, 1.67% due 12/9/04	5,475,000
6,300,000	Virgin Islands Public Finance Authority, 1.69% due 12/9/04	6,300,000

	TOTAL VARIABLE RATE DEMAND NOTES	784,083,000

	TOTAL INVESTMENTS - 97.2% (Cost - $1,019,333,602)	1,019,333,602
	Other Assets in Excess of Liabilities - 2.8%	29,645,091

	TOTAL NET ASSETS - 100.0%	$1,048,978,693

(a)	Maturity date shown is date of next rate change.

Abbreviations used in this schedule:

AMT - Subject to Alternative Minimum Tax

BAN’s - Bond Anticipation Notes

GO - General Obligation

RANs - Revenue Anticipation Notes

TANs - Tax Anticipation Notes

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Investment Transactions - Purchases, maturities and sales of money market instruments are accounted for on trade date.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 31, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	January 31, 2005